OTHER INCOME/(EXPENSE) (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER INCOME/(EXPENSE)
Net foreign currency gains/(loss)	(400)	(272)	71
Allowance for equity funds used during construction	3	1	1
Interest income on affiliate loans	20	23	20
Interest income	3	4	7
Noverco preferred shares dividend income	42	40	42
Gain on disposition (Note 6)	38	18
OPEB recovery (Note 5)			89
Other	28	51	8
Other Nonoperating Income (Expense), Total	(266)	(135)	238